SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventories, net And Property and equipment, net (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
PROPERTY AND EQUIPMENT, NET
Inventory reserve	$ 19,830	$ 23,301
Useful Life	5 years
Property, Plant, and Equipment, Useful Life, Term, Description	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Electric equipment
PROPERTY AND EQUIPMENT, NET
Useful Life	3 years
Machinery and equipment
PROPERTY AND EQUIPMENT, NET
Useful Life	5 years
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Useful Life	4 years
Office furniture
PROPERTY AND EQUIPMENT, NET
Useful Life	5 years